Related Party Transactions and Balances (Tables)	12 Months Ended
Dec. 31, 2014
Related Party Transactions and Balances
Schedule of related party transactions and balances
	2013	2014
	RMB
Related party balances
Amount due from related parties
— Shareholders and key management personnel	58	—